Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000092751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Alger Spectra Fund (First Prospectus Summary) | Alger Spectra Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPECX
Alger Spectra Fund (First Prospectus Summary) | Alger Spectra Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASPCX
Alger Green Fund (First Prospectus Summary) | Alger Green Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEGX
Alger Green Fund (First Prospectus Summary) | Alger Green Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGFCX
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEAX
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACYX
Alger Dynamic Opportunities Fund (First Prospectus Summary) | Alger Dynamic Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEDX
Alger Dynamic Opportunities Fund (First Prospectus Summary) | Alger Dynamic Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADOCX
Alger Emerging Markets Fund (First Prospectus Summary) | Alger Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAEMX
Alger Emerging Markets Fund (First Prospectus Summary) | Alger Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACEMX
Alger Spectra Fund (Second Prospectus Summary) | Alger Spectra Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASPIX
Alger Spectra Fund (Third Prospectus Summary) | Alger Spectra Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASPZX
Alger Green Fund (Second Prospectus Summary) | Alger Green Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGIFX
Alger Analyst Fund (Second Prospectus Summary) | Alger Analyst Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAIYX
Alger Dynamic Opportunities Fund (Second Prospectus Summary) | Alger Dynamic Opportunities Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADOZX
Alger Emerging Markets Fund (Second Prospectus Summary) | Alger Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIEMX